Item 1. Report to Shareholders

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

NEW HORIZONS FUND
--------------------------------------------------------------------------------

As of 12/31/03

New Horizons Fund $29,471

Russell 2000 Growth Index $16,976

Lipper Small-Cap Growth Funds Index $23,784

                  Russell 2000        Lipper Small-Cap              New Horizons
                  Growth Index      Growth Funds Index                      Fund

12/93                    10000                   10000                     10000
12/94                     9757                    9831                     10030
12/95                    12786                   13419                     15591
12/96                    14226                   15707                     18247
12/97                    16068                   17470                     20030
12/98                    16265                   17638                     21282
12/99                    23274                   28427                     28202
12/00                    18054                   26081                     27678
12/01                    16388                   22699                     26892
12/02                    11429                   16428                     19738
12/03                    16976                   23784                     29471


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/03                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

New Horizons Fund                           49.31%          6.73%         11.41%
Russell 2000 Growth Index                   48.54           0.86           5.43
Russell 2000 Index                          47.25           7.13           9.47
Lipper Small-Cap Growth Funds Index         44.77           6.16           9.05
S&P 500 Stock Index                         28.68          -0.57          11.07


Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 49.31% during the 12 months ended December 31, 2003. The fund outpaced the Lipper Small-Cap Growth Funds Index and its unmanaged Russell benchmarks, as you can see in the table on the previous page. The fund benefited from strong gains in our top holdings, especially in the consumer, industrial, and education areas, while our cautious stance on technology stocks hindered performance in the second half.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

12-Month Return

S&P 500 Stock Index                          29%

S&P MidCap 400 Index                         36%

Russell 2000 Index                           47%

Nasdaq Composite Index                       50%

As you know, the fund's investment objective is to provide long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. The fund typically invests in a diversified group of small emerging growth companies, preferably early in a company's life cycle before it becomes widely recognized by the investment community.

The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-heavy Nasdaq Composite and the small-cap Russell 2000 showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Top 5 Sectors table shows how the fund's assets were allocated as of December 31, 2003. Consumer discretionary and health care stocks were the largest sector allocations with information technology narrowly behind.

Top 5 Sectors
--------------------------------------------------------------------------------

                                         Percent of Net Assets
                                        12/31/02       12/31/03

Consumer Discretionary                      20%            22%

Health Care                                 23             22

Information Technology                      24             21

Industrials and Business Services           16             16

Financials                                   5              7

The Best and Worst Contributors table shows the stocks that contributed most to the fund's performance during the year. Health care services companies Omnicare, Henry Schein, and Davita were among the top positive contributors, while Tier Technologies, which provides technology processing services for state governments, and biotech firm Trimeris were among the worst detractors.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Apollo Group

Omnicare

Henry Schein

Toll Brothers

Davita
--------------------------------------------------------------------------------
Worst Contributors
--------------------------------------------------------------------------------

Tier Technologies

Trimeris

BISYS Group

Westwood One

Verisity  Ltd.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,



James S. Riepe
Chairman
January 15, 2004

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                Year
                               Ended
                            12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning of period        $  16.61   $  22.63   $  23.89   $  27.53   $  23.34

Investment activities

  Net investment
  income (loss)               (0.15)     (0.17)     (0.17)     (0.13)     (0.15)

  Net realized and
  unrealized gain (loss)       8.34      (5.85)     (0.53)     (0.37)      7.36

  Total from
  investment activities        8.19      (6.02)     (0.70)     (0.50)      7.21

Distributions

  Net realized gain              -          -       (0.56)     (3.14)     (3.02)

NET ASSET VALUE

End of period              $  24.80   $  16.61   $  22.63   $  23.89   $  27.53
                          ------------------------------------------------------

Ratios/Supplemental Data

Total return^                 49.31%   (26.60)%    (2.84)%    (1.86)%     32.52%

Ratio of total expenses
to average net assets          0.91%      0.92%      0.91%      0.88%      0.90%

Ratio of net investment
income (loss) to average
net assets                   (0.75)%    (0.81)%    (0.77)%    (0.51)%    (0.66)%

Portfolio turnover rate        28.6%      23.7%      27.4%      47.2%      44.7%

Net assets, end of
period (in millions)       $   4,955  $   3,359  $   5,583  $   6,122  $   6,022


  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                         Shares              Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

EQUITY INVESTMENTS 99.5% (s.)

CONSUMER DISCRETIONARY   22.4%

Auto Components   0.1%

LKQ Corporation *                                    192,900              3,463

                                                                          3,463

Hotels, Restaurants & Leisure   6.5%

Alliance Gaming *                                  1,500,000             36,975

CEC Entertainment *                                  731,300             34,656

Extended Stay America                              1,771,000             25,644

Multimedia Games *!                                  875,000             35,963

Orbitz, Class A *                                    162,000              3,759

Panera Bread, Class A *                              300,000             11,859

PF Chang's China Bistro *                          1,000,000             50,880

Rare Hospitality International *                   1,125,000             27,495

Ruby Tuesday                                       1,100,000             31,339

Sonic *                                              900,000             27,558

Station Casinos                                    1,175,000             35,990

                                                                        322,118

Household Durables   3.8%

Harman International                                 650,000             48,087

Ryland Group                                         500,000             44,320

Toll Brothers *                                    1,800,000             71,568

WCI Communities *                                    240,000              4,946

Yankee Candle Company *                              800,000             21,864

                                                                        190,785
Internet & Catalog Retail   0.0%

priceline.com *                                      100,000              1,790

                                                                          1,790

Leisure Equipment & Products   0.3%

Polaris Industries                                   150,000             13,287

                                                                         13,287

Media   5.1%

ADVO                                               1,200,000             38,112

Catalina Marketing *                               2,132,500             42,991

Cox Radio, Class A *                               1,000,000             25,230

Entercom Communications *                            600,000             31,776

Lamar Advertising, Class A *                         150,000              5,598

Radio One, Class D *                               2,250,000             43,425

Regent Communications *                            1,631,700             10,361

Spanish Broadcasting, Class A *!                   2,000,000             21,000

TiVo *                                               600,000              4,440

Westwood One *                                       400,000             13,684

XM Satellite Radio Holdings, Class A *               600,000             15,816

                                                                        252,433

Multiline Retail   1.5%

Tuesday Morning *!                                 2,500,000             75,625

                                                                         75,625

Specialty Retail   5.1%

AC Moore Arts & Crafts *                             850,000             16,371

AnnTaylor Stores *                                   950,000             37,050

Christopher & Banks !                              2,000,000             39,060

Cole National *                                      350,000              7,000

Guitar Center *                                       83,100              2,707

Linens 'n Things *                                   600,000             18,048

O'Reilly Automotive *                              1,800,000             69,048

Sonic Automotive                                     886,000             20,307

The Finish Line, Class A *                           850,000             25,475

Tweeter Home Entertainment Group *                 1,000,000              9,450

Ultimate Electronics *!                              800,000              6,104

                                                                        250,620

Total Consumer Discretionary                                          1,110,121


CONSUMER NONDURABLES   0.1%

Biotechnology   0.1%

Theravance, Pfd. *!!@                                513,334              4,620

Total Consumer Nondurables                                                4,620


CONSUMER STAPLES   0.9%

Food & Staples Retailing   0.7%

Duane Reade *!                                     2,100,000             35,532

                                                                         35,532

Food Products   0.2%

American Italian Pasta, Class A *                    204,400              8,564

                                                                          8,564

Total Consumer Staples                                                   44,096


ENERGY   5.5%

Energy Equipment & Services   4.5%

BJ Services *                                        375,000             13,462

Cooper Cameron *                                     425,000             19,805

FMC Technologies *                                 1,400,000             32,620

Global Industries *                                  841,000              4,331

Grant Prideco *                                    1,500,000             19,530

Helmerich & Payne                                    750,000             20,947

Hydril *                                             531,000             12,707

Key Energy Services *                              1,602,700             16,524

National Oilwell *                                   950,000             21,242

Seacor Smit *                                        300,000             12,609

Smith International *                                275,000             11,418

Tidewater                                            700,000             20,916

Varco International *                                150,000              3,095

W-H Energy Services *                                784,000             12,701

                                                                        221,907

Oil & Gas   1.0%

Cimarex Energy *                                     550,000             14,680

Encore Aquisition *                                  620,000             15,283

Westport Resources *                                 743,000             22,186

                                                                         52,149

Total Energy                                                            274,056


FINANCIALS   7.1%

Capital Markets   2.0%

Affiliated Managers Group *                          354,000             24,635

Investor's Financial Services                        350,000             13,443

Legg Mason                                           350,000             27,013

National Financial Partners                          350,000              9,643

Waddell & Reed Financial, Class A                  1,050,000             24,633

                                                                         99,367

Commercial Banks   1.5%

Boston Private Financial                             350,000              8,694

Silicon Valley Bancshares *                          266,000              9,595

Texas Capital Bancshares *                           600,000              8,677

UCBH Holdings                                      1,200,000             46,764

                                                                         73,730

Consumer Finance   0.3%

First Marblehead *                                   217,000              4,748

Nelnet, Class A *                                    400,000              8,960

                                                                         13,708

Diversified Financial Services   0.3%

CapitalSource *                                      650,000             14,092

                                                                         14,092

Insurance   1.9%

Direct General                                       400,000             13,240

Hilb Rogal and Hamilton                              200,000              6,414

Hub International                                    350,900              5,881

Infinity Property & Casualty                         570,000             18,838

MaxRe Capital                                        700,000             15,708

Platinum Underwriters                                550,000             16,500

Scottish Annuity & Life                            1,000,000             20,780

                                                                         97,361

Real Estate   0.1%

Trammell Crow *                                      548,200              7,264

                                                                          7,264

Thrifts & Mortgage Finance   1.0%

Radian Group                                       1,000,000             48,750

                                                                         48,750

Total Financials                                                        354,272


HEALTH CARE   21.9%


Biotechnology   6.9%

Abgenix *                                            875,000             10,903

Alexion Pharmaceutical *                             487,400              8,296

Alkermes *                                         1,681,700             22,703

Amylin Pharmaceuticals *                             550,000             12,221

BioCryst Pharmaceuticals *                           323,400              2,206

Cephalon *                                           724,500             35,073

Cubist Pharmaceuticals *                             750,000              9,120

Diversa *                                          1,300,000             12,025

Exelixis *                                         1,314,000              9,303

Gilead Sciences *                                    400,000             23,256

Human Genome Sciences *                              450,000              5,963

Imclone Systems *                                    225,000              8,924

Lexicon Genetics *                                 1,000,000              5,890

Millennium Pharmaceuticals *                         475,000              8,868

Myriad Genetics *                                    750,000              9,645

Neurocrine Biosciences *                             965,000             52,631

NPS  Pharmaceuticals *                             1,176,100             36,153

ONYX Pharmaceuticals *                               400,000             11,292

OSI Pharmaceuticals *                                225,000              7,247

Protein Design Labs *                                250,000              4,475

Regeneron Pharmaceuticals *                          221,100              3,252

Transkaryotic Therapies *                            750,000             11,707

Trimeris *                                           500,000             10,490

Tularik *                                            750,000             12,112

Vertex Pharmaceuticals *                             475,000              4,859

ViroPharma *                                         509,000              1,415

XOMA *                                               850,000              5,610

                                                                        345,639

Health Care Equipment & Supplies   1.7%

Analogic                                             120,000              4,920

Control Delivery Systems, Cv.
Pfd., 8.00%, Series A *!!@                            74,432              2,000

CTI Molecular Imaging *                              350,000              5,918

Encore Medical *                                   1,000,000              8,150

EPIX Medical *                                       560,000              9,117

Integra LifeServices Holdings *                      544,100             15,578

Nektar Therapeutics *                                425,000              5,784

Steris *                                             100,000              2,260

Thoratec *                                           600,000              7,806

Viasys Healthcare *                                  241,000              4,965

Wilson Greatbatch Technologies *                     400,000             16,908

                                                                         83,406

Health Care Providers & Services   11.9%

Accredo Health *                                     350,000             11,063

AMN Healthcare Services *                            182,994              3,140

Community Health System *                          1,000,000             26,580

Coventry Health Care *                               850,000             54,816

Davita *                                           2,435,000             94,965

HealthStream *!                                    2,405,000              6,253

Henry Schein *                                     2,100,000            141,918

LabOne *                                             100,000              3,247

Mid Atlantic Medical Services *                      550,000             35,640

Omnicare                                           3,000,000            121,170

Priority Healthcare, Class B *                        50,000              1,206

Renal Care Group *                                   750,000             30,900

United Surgical Partners International *             350,000             11,718

VCA Antech *                                         900,000             27,882

WebMD *                                              750,000              6,743

WellChoice *                                         357,600             12,337

                                                                        589,578

Pharmaceuticals   1.4%

Able Laboratories *                                  375,000              6,776

Atherogenics *                                       700,000             10,465

Eon Labs *                                           200,000             10,190

Medicines Company *                                  700,000             20,622

MGI Pharma *                                         185,000              7,613

Noven Pharmaceuticals *                              375,000              5,704

Salix Pharmaceuticals *                              300,000              6,801

                                                                         68,171

Total Health Care                                                     1,086,794


INDUSTRIALS & BUSINESS SERVICES   16.5%

Aerospace & Defense   1.6%

Armor Holdings *                                     775,000             20,390

Mercury Computer Systems *                           641,000             15,961

MTC Technologies *                                   200,000              6,444

Triumph Group *                                      600,000             21,840

United Defense Industries *                          435,000             13,868

                                                                         78,503

Air Freight & Logistics   0.4%

EGL *                                                200,000              3,512

Forward Air *                                        500,000             13,750

                                                                         17,262

Commercial Services & Supplies   11.3%

Apollo Group, Class A *                            2,150,000            146,200

Bright Horizons Family Solutions *                   450,000             18,900

Corporate Executive Board *                          799,933             37,333

Education Management *                             1,300,000             40,352

Exult *                                            4,750,000             33,820

First Advantage, Class A *                           181,400              3,535

LECG *                                               167,900              3,843

Mobile Mini *!                                     1,100,000             21,692

Resources Connection *                               500,000             13,655

School Specialty *!                                1,500,000             51,015

SOURCECORP *                                         600,000             15,378

Sylvan Learning Systems *                          1,550,000             44,625

Tetra Tech *                                         800,000             19,888

University of Phoenix Online *                     1,000,000             68,930

Waste Connections *                                1,125,900             42,525

                                                                        561,691


Industrial Conglomerates   0.8%

Roper Industries                                     850,000             41,871

                                                                         41,871

Machinery   2.1%

Actuant, Class A *!                                1,200,000             43,440

Oshkosh Truck                                      1,200,000             61,236

                                                                        104,676

Trading Companies & Distributors   0.3%

MSC Industrial Direct                                500,000             13,750

                                                                         13,750

Total Industrials & Business Services                                   817,753

INFORMATION TECHNOLOGY   21.0%

Communications Equipment   0.7%

Black Box                                            450,000             20,731

Harmonic Lightwaves *                                800,000              5,800

Packeteer *                                          525,000              8,915

                                                                         35,446

Computer & Peripherals   0.1%

Synaptics *                                          200,000              2,996

                                                                          2,996

Electronic Equipment & Instruments   0.9%

FLIR Systems *                                        30,000              1,095

Molex                                                100,000              3,489

National Instruments                                 425,000             19,325

Newport *                                            925,000             15,290

Trimble Navigation *                                 150,000              5,586

                                                                         44,785

Internet Software & Services   1.3%

Autobytel *                                        1,040,000              9,443

Internet Security Systems *                          825,000             15,535

MatrixOne *                                        1,400,000              8,624

Netegrity *                                          725,000              7,475

Sonicwall *                                        1,100,000              8,580

The Knot *!!!                                      1,350,000              4,921

Websense *                                           350,000             10,234

                                                                         64,812

IT Services   3.2%

BISYS Group *                                      2,000,000             29,760

Certegy                                            1,000,000             32,800

DigitalThink *                                     2,214,000              6,221

Global Payments                                      100,000              4,712

Iron Mountain *                                      550,000             21,747

Maximus *                                            400,000             15,652

META Group *!                                      1,000,000              6,300

Paychex                                              100,000              3,720

SkillSoft ADR *                                    3,000,000             25,950

SRA International, Class A *                         100,000              4,310

Tier Technologies, Class B *                         619,320              5,060

                                                                        156,232

Semiconductor & Semiconductor Equipment   6.8%

Altera *                                             700,000             15,890

AMIS Holdings *                                    1,125,000             20,565

Analog Devices                                       800,000             36,520

ATMI *                                             1,100,000             25,454

Cabot Microelectronics *                             300,000             14,700

Cognex                                               950,000             26,828

Integrated Circuit Systems *                         516,300             14,709

Intersil Holding, Class A                            975,000             24,229

Lattice Semiconductor *                              800,000              7,744

Linear Technology                                    200,000              8,414

Maxim Integrated Products                            900,000             44,820

Micrel *                                             775,000             12,075

Microsemi *                                          500,000             12,290

MIPS Technologies *                                  400,000              2,178

MKS Instruments *                                    525,000             15,225

Rambus *                                             200,000              6,140

Semtech *                                            800,000             18,184

Sigmatel *                                           115,000              2,838

Tessera Technologies *                               500,000              9,405

Xilinx *                                             500,000             19,370

                                                                        337,578
Software   8.0%

Actuate *                                          1,900,000              5,909

Altiris *                                            320,000             11,674

Autodesk                                             825,000             20,278

Business Objects ADR *                               500,000             17,335

Cadence Design Systems *                             550,000              9,889

Callidus Software *                                  150,000              2,654

Concord Communications *                             600,000             11,982

Convera, Class A *!                                  700,000              2,387

Convera *!!!                                         800,000              2,455

FactSet Research Systems                             500,000             19,105

FileNet *                                            725,000             19,633

Informatica *                                      2,700,000             27,810

Jack Henry & Associates                            1,250,000             25,725

Kronos *                                           1,050,000             41,590

Macromedia *                                       1,100,000             19,624

Magma Design Automation *                            600,000             14,004

Mercury Interactive *                                750,000             36,480

Nassda *                                             757,600              5,493

NetIQ *                                            1,425,000             18,881

Network Associates *                               1,400,000             21,056

Open Solutions *                                     130,000              2,284

Quest Software *                                     425,000              6,035

Radiant Systems *                                    350,000              2,944

Red Hat *                                            800,000             15,016

RSA Security *                                       675,000              9,585

Verisity Ltd. *                                      550,000              7,012

Verity *                                             700,000             11,683

Wind River Systems *                                 900,000              7,884

                                                                        396,407

Total Information Technology                                          1,038,256


MATERIALS   1.0%

Chemicals   0.7%

Airgas                                               360,000              7,733

Ferro                                                300,000              8,163

Symyx Technologies *                                 950,000             19,522

                                                                         35,418

Metals & Mining   0.3%

Steel Dynamics *                                     500,000             11,745

                                                                         11,745

Total Materials                                                          47,163


TELECOMMUNICATION SERVICES   3.0%

Wireless Telecommunication Services   3.0%

Crown Castle International *                         500,000              5,515

Millicom International Cellular *                    200,000             13,980

Nextel Partners, Class A *                         2,850,000             38,333

NII Holdings, Class B *                              750,000             55,972

Triton PCS Holdings, Class A *                       736,900              4,112

Western Wireless, Class A *                        1,000,000             18,360

Wireless Facilities *                              1,000,000             14,860

Total Telecommunication Services                                        151,132

Total Miscellaneous Equity Investments  0.1%                              4,412

Total Equity Investments (Cost  $3,328,789)                           4,932,675


SHORT-TERM INVESTMENTS   0.3%

Money Market Fund   0.3%

T. Rowe Price Reserve
Investment Fund, 1.13% #                          12,340,343             12,340

Total Short-Term Investments (Cost  $12,340)                             12,340

Total Investments in Securities

99.8% of Net Assets (Cost $3,341,129)                           $     4,945,015
                                                               -----------------


  (ss.)   Denominated in U.S. Dollar unless otherwise noted

  #       Seven-day yield

  *       Non-income producing

  (s.) Common stocks, rights, and warrants--cost $3,320,169, value $4,926,055, 99.4% of net assets; Preferred stocks--cost $4,620, value $4,620, 0.1% of net assets; Convertible preferred stocks--cost $4,000, value $2,000, 0% of net assets

  !       Affiliated company--See Note 2.

  !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $13,996 and represents 0.3% of net assets

  @       Security valued by the Fund's Board of Directors

  ADR     American Depository Receipts

  The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value

  Affiliated companies (cost $306,833)                          $       351,747

  Other companies (cost $3,034,296)                                   4,593,268

Total investments in securities                                       4,945,015

Other assets                                                             28,059

Total assets                                                          4,973,074

Liabilities

Total liabilities                                                        17,998

NET ASSETS                                                      $     4,955,076
                                                                ---------------

Net Assets Consist of:

Undistributed net realized gain (loss)                                 (255,523)

Net unrealized gain (loss)                                            1,603,886

Paid-in-capital applicable to 199,784,274 shares of
$1.00 par value capital stock outstanding;
300,000,000 shares authorized                                         3,606,713

NET ASSETS                                                      $     4,955,076
                                                               -----------------

NET ASSET VALUE PER SHARE                                       $         24.80
                                                               -----------------


  The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                            Year
                                                                           Ended
                                                                        12/31/03
Investment Income (Loss)

Dividend Income                                                 $         6,306

Expenses

  Investment management                                                  26,921

  Shareholder servicing                                                   9,143

  Custody and accounting                                                    250

  Prospectus and shareholder reports                                        245

  Registration                                                               51

  Legal and audit                                                            26

  Directors                                                                  21

  Miscellaneous                                                              31

  Total expenses                                                         36,688

  Expenses paid indirectly                                                   (3)

  Net expenses                                                           36,685

Net investment income (loss)                                            (30,379)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            115,360

  Foreign currency transactions                                             (24)

  Net realized gain (loss)                                              115,336

  Change in net unrealized gain (loss) on securities                  1,545,443

Net realized and unrealized gain (loss)                               1,660,779

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $     1,630,400
                                                               -----------------


  The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement Of Changes In Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                        Year
                                                       Ended
                                                    12/31/03           12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income                     $       (30,379)    $       (33,401)

  Net realized gain (loss)                          115,336             104,728

  Change in net unrealized
  gain or loss                                    1,545,443          (1,367,631)

  Increase (decrease) in net
  assets from operations                          1,630,400          (1,296,304)

Capital share transactions *

  Shares sold                                       794,491             657,283

  Shares reinvested                                      10                  -

  Shares redeemed                                  (829,181)         (1,584,308)

  Increase (decrease) in net
  assets from capital
  share transactions                                (34,680)           (927,025)

Net Assets

Increase (decrease) during period                 1,595,720          (2,223,329)

Beginning of period                               3,359,356           5,582,685

End of period                               $     4,955,076     $     3,359,356
                                           -------------------------------------

*Share information

  Shares sold                                        38,617              34,282

  Shares redeemed                                   (41,135)            (78,724)

  Increase (decrease) in shares outstanding          (2,518)            (44,442)


  The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 3, 1960. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $208,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At December 31, 2003, the value of affiliated companies totaled $351,747,000, representing 7.1% of the value of the fund's investments in securities. For the year then ended, $158,000 (2.5%) of dividend income and $1,889,000 (1.6%) of net realized gain reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,137,473,000 and $1,180,496,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
        Unrealized appreciation                             $    2,074,232,000

        Unrealized depreciation                                   (477,463,000)

        Net unrealized appreciation (depreciation)               1,596,769,000

        Capital loss carryforwards                                (248,406,000)

        Paid-in capital                                          3,606,713,000

        Net assets                                          $    4,955,076,000
                                                            -------------------

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $7,117,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $118,950,000 of capital loss carryforwards. As of December 31, 2003, the fund had $34,264,000 of capital loss carryforwards that expire in 2009 and $214,142,000 that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss.

--------------------------------------------------------------------------------
         Undistributed net investment income                $       30,379,000

         Undistributed net realized gain                                25,000

         Paid-in capital                                           (30,404,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $3,348,246,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,792,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $6,617,000 for the year ended December 31, 2003, of which $572,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $879,000 of Spectrum Funds' expenses, of which $630,000 related to services provided by Price and $67,000 was payable at period-end. At December 31, 2003, approximately 8.4% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $649,000.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price New Horizons Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price New Horizons Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Information on Proxy Voting

A description of the policies and procedures that the T. Rowe Price New Horizons Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected*                 and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1988                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking, Bankers
                              Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos**               Owner/President, Stonington Capital Corp., a
(8/2/33)                      private investment company
1983

Paul M. Wythes**              Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1981                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.


  * Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

  ** Retired from Board of Directors effective December 31, 2003.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

John H. Laporte, CFA          Director and Vice President, T. Rowe Price Group,
(7/26/45)                     Inc.; Vice President, T. Rowe Price; President,
1988                          New Horizons Fund
[15]

James S. Riepe                Director and Vice President, T. Rowe Price;
(6/25/43)                     Vice Chairman of the Board, Director, and Vice
1983                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              New Horizons Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1994                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company


  * Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Francisco Alonso (1/27/78)              Vice President, T. Rowe Price; formerly
Vice President, New Horizons Fund       student, University of Ohio (to 2000);
                                        intern, Morgan Stanley Dean Witter
                                        (to 2000)

Brian W.H. Berghuis, CFA (10/12/58)     Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.

Christopher A. Berrier (8/12/77)        Employee, T. Rowe Price; formerly
Vice President, New Horizons Fund       intern, Riggs Capital Partners (to 1999)


Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, New Horizons Fund       Price Group,  Inc., and T. Rowe Price
                                        Trust Company

Christopher W. Carlson (1/27/67)        Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, New Horizons Fund            Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Hugh M. Evans III, CFA (5/17/66)        Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.

Joseph B. Fath, CPA (10/5/71)           Employee, T. Rowe Price; formerly
Vice President, New Horizons Fund       intern, T. Rowe Price (to 2001); Chief
                                        Financial Officer and cofounder,
                                        Broadform, Inc. (to 2000); student,
                                        The Wharton School, University of
                                        Pennsylvania (to 1999)

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, New Horizons Fund       Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Eric M. Gerster, CFA (3/23/71)          Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.

Francies W. Hawks (2/2/44)              Assistant Vice President, T. Rowe Price
Assistant Vice President,
New Horizons Fund

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, New Horizons Fund       Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement Plan
                                        Services, Inc.

Kris H. Jenner, MD, D. Phil. (2/5/62)   Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, New Horizons Fund            Price and T. Rowe Price Investment
                                        Services, Inc.

Jay S. Markowitz, MD (12/19/62)         Vice President, T. Rowe Price; formerly
Vice President, New Horizons Fund       Transplant Surgeon and Assistant
                                        Professor of Surgery, Johns Hopkins
                                        University School of Medicine (to 2001)


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph M. Milano, CFA (9/14/72)         Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.

Charles G. Pepin (4/23/66)              Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.

Michael F. Sola, CFA (7/21/69)          Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.

John F. Wakeman (11/25/62)              Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, New Horizons Fund

R. Candler Young (9/28/71)              Vice President, T. Rowe Price and
Vice President, New Horizons Fund       T. Rowe Price Group, Inc.; formerly
                                        investment banking summer associate,
                                        Goldman Sachs & Company (to 1999)


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $14,823               $13,923
     Audit-Related Fees                         912                    --
     Tax Fees                                 3,850                 3,371
     All Other Fees                             124                   284

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004